UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

Item 1.	Schedule of Investments.

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Schedule of Investments

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 7.2%
Real Estate Investment Trusts – 6.0%
34	Acadia Realty Trust	$ 960
40	Alexandria Real Estate Equities, Inc.	3,144
60	American Campus Communities, Inc.	2,335
83	Apartment Investment & Management Co. Class A	2,837
9	Artis Real Estate Investment Trust	128
1,655	Ascendas Real Estate Investment Trust	3,088
13	Ashford Hospitality Prime, Inc.	216
37	Ashford Hospitality Trust, Inc.	426
45	Associated Estates Realty Corp.	795
67	AvalonBay Communities, Inc.	9,921
12	Befimmo SCA Sicafi	939
164	Beni Stabili SpA	133
64	Big Yellow Group PLC	542
110	BioMed Realty Trust, Inc.	2,365
6	Boardwalk Real Estate Investment Trust	357
84	Boston Properties, Inc.	10,034
87	Brandywine Realty Trust	1,353
570	British Land Co. PLC	6,744
234	BWP Trust	554
9	Calloway Real Estate Investment Trust	217
49	Camden Property Trust	3,546
8	Canadian Apartment Properties REIT	169
6	Canadian Real Estate Investment Trust	252
1,751	CapitaCommercial Trust	2,335
1,161	Capital Property Fund*	1,250
1,803	CapitaMall Trust	2,841
97	CBL & Associates Properties, Inc.	1,814
1,379	CFS Retail Property Trust Group	2,764
1,000	Champion	465
167	Charter Hall Retail	618
11	Cofinimmo	1,365
62	Columbia Property Trust, Inc.	1,582
58	Corio NV	3,081
50	Corporate Office Properties Trust	1,418
127	Cousins Properties, Inc.	1,572
85	CubeSmart	1,548
206	DCT Industrial Trust, Inc.	1,613
162	DDR Corp.	2,841
50	Derwent London PLC	2,252
2,909	Dexus Property Group	3,196
100	DiamondRock Hospitality Co.	1,226
74	Digital Realty Trust, Inc.	4,765
75	Douglas Emmett, Inc.	2,137
182	Duke Realty Corp.	3,274

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trusts – (continued)
33	DuPont Fabros Technology, Inc.	$ 904
16	EastGroup Properties, Inc.	998
51	Education Realty Trust, Inc.	539
63	Equity Commonwealth	1,692
46	Equity Lifestyle Properties, Inc.	2,037
39	Equity One, Inc.	906
188	Equity Residential	12,154
35	Essex Property Trust, Inc.	6,635
21	Eurocommercial Properties NV	1,049
62	Extra Space Storage, Inc.	3,207
37	Federal Realty Investment Trust	4,518
84	FelCor Lodging Trust, Inc.	879
54	First Industrial Realty Trust, Inc.	975
26	Fonciere Des Regions	2,609
663	Fountainhead Property Trust	496
49	Franklin Street Properties Corp.	595
1	Fukuoka REIT Co.	1,813
15	Gecina SA	2,142
293	General Growth Properties, Inc.	6,847
80	Glimcher Realty Trust	859
898	Goodman Group	4,402
665	Goodman Property Trust	610
913	GPT Group	3,437
198	Great Portland Estates PLC	2,129
783	Growthpoint Properties Ltd.	1,812
140	H&R Real Estate Investment Trust	2,970
406	Hammerson PLC	4,105
251	HCP, Inc.	10,424
168	Health Care REIT, Inc.	10,690
62	Healthcare Realty Trust, Inc.	1,531
99	Hersha Hospitality Trust	654
51	Highwoods Properties, Inc.	2,146
35	Home Properties, Inc.	2,303
82	Hospitality Properties Trust	2,343
415	Host Hotels & Resorts, Inc.	9,022
49	Inland Real Estate Corp.	507
445	Intu Properties PLC	2,459
417	Investa Office Fund	1,373
182	Is Gayrimenkul Yatirim Ortakligi AS	120
1	Japan Excellent, Inc.	1,337
1	Japan Prime Realty Investment Corp.	3,460
1	Japan Real Estate Investment Corp.	5,621
1	Japan Retail Fund Investment Corp.	2,204
47	Kilroy Realty Corp.	2,906
234	Kimco Realty Corp.	5,237
569	Kiwi Income Property Trust	568
300	KLCC Property Holdings Bhd	602
47	Klepierre	2,223
435	Land Securities Group PLC	7,632
57	LaSalle Hotel Properties	1,983
75	Liberty Property Trust	2,638
18	LTC Properties, Inc.	690
42	Mack-Cali Realty Corp.	886

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trusts – (continued)
660	Mapletree Logistics Trust	$ 621
14	Mercialys SA	332
43	Mid-America Apartment Communities, Inc.	3,007
1	Mori Hills REIT Investment Corp.	1,463
1	Nippon Building Fund, Inc.	5,614
1	Orix JREIT, Inc.	1,375
51	Parkway Properties, Inc.	1,057
43	Pebblebrook Hotel Trust	1,565
35	Pennsylvania Real Estate Investment Trust	673
91	Piedmont Office Realty Trust, Inc. Class A	1,770
31	Post Properties, Inc.	1,680
276	ProLogis, Inc.	11,264
10	PS Business Parks, Inc.	825
81	Public Storage	13,900
36	Ramco-Gershenson Properties Trust	598
53	Regency Centers Corp.	2,881
143	RioCan Real Estate Investment Trust	3,552
2,904	Scentre Group*	9,175
417	Segro PLC	2,512
115	Senior Housing Properties Trust	2,629
163	Shaftesbury PLC	1,856
172	Simon Property Group, Inc.	28,929
53	SL Green Realty Corp.	5,713
19	Sovran Self Storage, Inc.	1,458
1,074	Starhill Global REIT	709
131	Strategic Hotels & Resorts, Inc.*	1,495
21	Sun Communities, Inc.	1,105
94	Sunstone Hotel Investors, Inc.	1,334
1,753	Suntec Real Estate Investment Trust	2,512
58	Tanger Factory Outlet Centers, Inc.	2,010
36	Taubman Centers, Inc.	2,648
1,585	The Link REIT	8,993
81	The Macerich Co.	5,266
1	Tokyu REIT, Inc.	1,357
144	UDR, Inc.	4,187
54	Unibail-Rodamco SE	14,495
2	United Urban Investment Corp.	3,212
8	Vastned Retail NV	408
161	Ventas, Inc.	10,223
97	Vornado Realty Trust	10,284
88	Washington Prime Group, Inc.*	1,662
41	Washington Real Estate Investment Trust	1,112
64	Weingarten Realty Investors	2,106
17	Wereldhave NV	1,513
1,061	Westfield Corp.	7,375
49	Workspace Group PLC	507

		436,852

Real Estate Management & Development – 1.2%
71	Aeon Mall Co. Ltd.	1,664
37	Atrium European Real Estate Ltd.*	207

Shares	Description	Value
Common Stocks – (continued)
Real Estate Management & Development – (continued)
3,000	Ayala Land, Inc.	$ 2,135
300	BR Malls Participacoes SA	2,592
340	Brookfield Asset Management, Inc. Class A	15,167
28	BUWOG AG*	542
44	CA Immobilien Anlagen AG*	879
375	Capital & Counties Properties PLC	2,025
1,782	Capitaland Ltd.	4,911
105	Castellum AB	1,762
700	Central Pattana PCL	1,031
77	Fabege AB	1,053
22	First Capital Realty, Inc.	381
89	Forest City Enterprises, Inc. Class A*	1,706
1,797	Global Logistic Properties Ltd.	4,000
143	Globe Trade Centre SA*	319
131	Grainger PLC	475
194	Hang Lung Group Ltd.	1,040
1,593	Hang Lung Properties Ltd.	4,920
287	Hongkong Land Holdings Ltd.	1,962
219	Hulic Co. Ltd.	2,579
172	Hysan Development Co. Ltd.	823
594	Immofinanz Immobilien Anlagen AG*	1,881
259	Kerry Properties Ltd.	945
68	Kungsleden AB	477
475	Mitsui Fudosan Co. Ltd.	15,686
71	NTT Urban Development Corp.	774
151	Precinct Properties New Zealand Ltd.	142
24	PSP Swiss Property AG*	2,122
500	Robinsons Land Corp.	259
4,100	SM Prime Holdings, Inc.	1,436
37	Swiss Prime Site AG*	2,936
318	Tokyu Fudosan Holdings Corp.	2,412
221	Wheelock & Co. Ltd.	1,114

		82,357

TOTAL COMMON STOCKS		$ 519,209

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – 40.8%
United States Treasury Bill(a)
$1,478,000	0.000%	10/16/14	$ 1,477,953
United States Treasury Inflation Protected Securities
29,351	1.875	07/15/15	30,318
28,764	2.000	01/15/16	30,139
58,194	0.125	04/15/16	59,449
32,980	2.500	07/15/16	35,526
28,309	2.375	01/15/17	30,702
65,980	0.125	04/15/17	67,743
22,954	2.625	07/15/17	25,461
26,115	1.625	01/15/18	28,237
73,062	0.125	04/15/18	74,854
23,165	1.375	07/15/18	25,083
23,267	2.125	01/15/19	25,953
26,394	0.125	04/15/19	26,963
24,510	1.875	07/15/19	27,344
29,700	1.375	01/15/20	32,318

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – (continued)
United States Treasury Inflation Protected Securities – (continued)
$50,174	1.250%	07/15/20	$ 54,579
56,545	1.125	01/15/21	60,830
53,826	0.625	07/15/21	56,332
62,008	0.125	01/15/22	62,134
59,995	0.125	07/15/22	60,164
59,772	0.125	01/15/23	59,380
59,285	0.375	07/15/23	60,266
59,129	0.625	01/15/24	61,079
50,478	2.375	01/15/25	60,976
33,558	2.000	01/15/26	39,493
27,130	2.375	01/15/27	33,293
24,980	1.750	01/15/28	28,825
35,297	3.625	04/15/28	49,653
22,159	2.500	01/15/29	28,048
40,515	3.875	04/15/29	59,349
9,381	3.375	04/15/32	13,591
23,112	2.125	02/15/40	29,677
36,931	2.125	02/15/41	47,792
34,740	0.750	02/15/42	33,095
34,143	0.625	02/15/43	31,401
23,475	1.375	02/15/44	26,120

TOTAL U.S. TREASURY OBLIGATIONS			$2,954,120

Shares	Description	Value
Exchange Traded Funds – 11.9%
51	iShares Dow Jones US Real Estate Index Fund	$ 3,657
30,623	PowerShares DB Commodity Index Tracking Fund - PTP*	774,762
84	SPDR Dow Jones International Real Estate ETF	3,694
1,904	Vanguard MSCI Emerging Markets ETF	83,243

TOTAL EXCHANGE TRADED FUNDS		$ 865,356

Investment Company(b) – 19.8%
152,872	Goldman Sachs Absolute Return Tracker Fund - Institutional Shares	1,432,408

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 16.6%
Repurchase Agreement – 16.6%
Joint Repurchase Agreement Account II
$1,200,000	0.092%	08/01/14	$1,200,000

TOTAL INVESTMENTS – 96.3%			$6,971,093

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.7%			269,895

NET ASSETS – 100.0%			$7,240,988

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Represents an Affiliated Fund.

(c)	Joint repurchase agreement was entered into on July 31, 2014. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
ETF	— Exchange Traded Fund
PTP	— Publicly Traded Partnership
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At July 31, 2014, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

					Market Value
Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at July 31, 2014(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
CDX Emerging Markets Index 20	1,540	5.000%	06/20/19	2.713%	$131,581	$32,224
CDX North America High Yield Index 21	1,148	5.000	06/20/19	3.413	79,368	5,104

TOTAL					$210,949	$37,328

(a)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS ON EQUITY INDICES(b)

Counterparty	Referenced Obligation	Notional Amount (000s)	Rate Received (Paid)	Termination Date	Unrealized Gain (Loss)*

Deutsche Bank Securities, Inc.	MSCI Emerging Markets Net TR Index	$414	0.481%	07/06/15	$7,857

(b)	The Fund receives quarterly payments based on any positive quarterly return of the Referenced Obligation. The Fund makes payments on any negative quarterly return of such Referenced Obligation.

*	There are no upfront payments on the swap contract(s), therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

TAX INFORMATION — At July 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$6,948,884

Gross unrealized gain	82,957
Gross unrealized loss	(60,748)

Net unrealized gain	$22,209

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements.

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

An MRA governs transactions between the Fund and select counterparties. An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that the Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Fund maintains pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Fund is not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of July 31, 2013:

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$1,746	$1,812	$—
Asia	602	96,831	—
Europe	6,315	69,390	—
North America	1,171,063	—	—
Oceania	17,870	16,344	—
South America	2,592	—	—
Fixed Income
U.S. Treasury Obligations	2,954,120	—	—
Investment Company	1,432,408	—	—
Short-term Investments	—	1,200,000	—
Total	$5,586,716	$1,384,377	$—

Derivative Type
Assets(b)
Credit Default Swap Contracts	$—	$37,328	$—
Total Return Swap Contracts	—	7,857	—
Total	$—	$45,185	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from contry of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At July 31, 2014, the Fund had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of August 1, 2014, as follows:

Principal Amount	Maturity Value	Collateral Allocation Value
$1,200,000	$1,200,003	$1,230,564

REPURCHASE AGREEMENTS — At July 31, 2014, the Principal Amount of the Fund’s interest in the Joint Repurchase Agreement Account II was as follows:

Counterparty	Interest Rate	Principal Amounts
BNP Paribas Securities Co.	0.090%	$320,248
Citigroup Global Markets, Inc.	0.090	147,482
Merrill Lynch & Co., Inc.	0.080	147,482
TD Securities USA LLC	0.100	421,378
Wells Fargo Securities LLC	0.090	163,410
TOTAL		$1,200,000

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

At July 31, 2014, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Banks	0.131 to 0.171%	03/01/16 to 10/03/16
Federal Home Loan Mortgage Corp.	2.500 to 4.500	03/01/26 to 07/01/44
Federal National Mortgage Association	0.000 to 6.000	03/02/15 to 07/01/44
Government National Mortgage Association	3.500 to 6.500	04/20/26 to 07/20/44
United States Treasury Notes	0.375 to 1.500	11/15/15 to 01/31/19

The Fund’s risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will directly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Redemptions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Non-Diversification Risk — The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date September 25, 2014

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date September 25, 2014

*	Print the name and title of each signing officer under his or her signature.